TAXES ON INCOME (Summary of Taxes On Income Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current taxes	$ 5,082	$ 7,706	$ 4,707
Deferred taxes	215	(1,775)	(699)
Taxes on income	5,297	5,931	4,008
Domestic	3,084	4,899	1,979
Foreign	2,213	1,032	2,029
Taxes on income	$ 5,297	$ 5,931	$ 4,008